Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Provision for Income Tax	In year ended December 31, 2025, assessable profit was fully set off by tax loss brought forward. Accordingly, there was no income tax provided
	Years ended December 31,
Provision for income tax	2025	2024	2023

Current
Hong Kong	$-	$-	$669,016
Over provision in previous years	-	-	(31,340)

	-	-	637,676

Deferred
Hong Kong	-	-	(34,998)
Under provision in previous years	-	-	4,475

	-	-	(30,523)

Total	$-	$-	$607,153

Schedule of Numerical Reconciliation of Income Tax Expenses to Prima Facie Tax Payable

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Years ended December 31,
	2025		2024	2023

Profit (loss) before income tax		$3,189,946	$(2,019,515)	$3,045,248

Tax effect at the Hong Kong profits tax rate of 16.5%		526,341	(333,220)	502,466
Tax effect of preferential tax rate		-	-	(21,154)
Tax effect of income not subject to tax		(931,707)	-	-
Tax effect of tax loss not recognized		376,437	295,091	-
Non-deductible expenditure		28,929	38,129	153,475
Over provision in previous years			-	(26,865)
Tax effect of tax reduction			-	(769)

Total	$		$-	607,153

Effective income tax rate (%)

	Years ended December 31,
	2024	2023	2022
Effective income tax rate – Hong Kong	-%	-%	19.94%

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities and their movements were as follows:

	Tax losses	Depreciation allowance	Total

Balance as of December 31, 2023, 2024 and 2025	$-	$(44,248)	$(44,248)